Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Total rent expense under all operating leases	$ 3.1	$ 2.4	$ 2.2